Other Assets	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Other Assets
19	Other Assets

As at October 31 ($ millions)	2020	2019
Accrued interest	$2,812	$2,790
Accounts receivable and prepaids	2,026	2,298
Current tax assets	1,520	1,534
Margin deposit derivatives	4,912	5,560
Segregated fund assets	2,248	2,405
Pension assets (Note 28)	260	422
Receivable from brokers, dealers and clients	2,347	1,161
Other	3,597	6,721
Total	$19,722	$22,891